STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8– STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 5,000,000 shares of $0.001 par value Preferred Stock, of which 250,000 were designated as Series A Convertible Preferred Shares. As of July 31, 2023 and October 31, 2022, 0 and 0 shares of Series A Convertible Preferred Stock were issued and outstanding.

Activity for the nine months ended July 31, 2023

There were no sales or grants of preferred shares during the nine months ended July 31, 2023.

Activity for the nine months ended July 31, 2022

There were no sales of Series A Convertible Preferred Shares during the nine months ended July 31, 2022.

On March 31, 2022, the holders of all 136,059 shares of Series A Convertible Preferred Stock outstanding converted those shares into 569,463 shares of Common Stock of the Company at $6.50 per share. As of July 31, 2022, there were no Series A Convertible Preferred Shares outstanding.

Dividend

The holders of the Series A Convertible Preferred Shares were entitled to receive dividends at an annual rate of 8% based on the stated value per share, payable when declared by the issuance of Company common stock at $6.50 per share. Dividends were cumulative from the date of the final closing of the private placement, whether or not, in any dividend period or periods, the Company had assets legally available for the payment of such dividends. Accumulations of dividends on shares of Series A Convertible Preferred Shares do not bear interest. Dividends are payable upon declaration by the Board of Directors. All accrued but unpaid dividends were paid when the Preferred Stock was converted in March 2022.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)

Cumulative dividends earned as of July 31, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at July 31, 2022	-	$-

Balance at October 31, 2022	-	$-
Issued	-	-
Converted	-	-
Balance at July 31, 2023	-	$-

Common Stock

On June 23, 2023, the Board of Directors of the Company approved the Reverse Stock Split of the Company’s (a) authorized shares of Common Stock; and (b) issued and outstanding shares of Common Stock, which became effective on July 6, 2023.

As of July 31, 2023, the Company had authorized 19,230,770 shares of $0.001 par value common stock. As of July 31, 2023 and October 31, 2022, 4,430,545, and 4,430,545 shares were issued and outstanding, respectively.

There were no grants of common shares during the nine months ended July 31, 2023.

Activity for the nine months ended July 31, 2022

On February 22, 2022, the Company issued 142,788 Common Shares at $26.00, in connection with the conversion of the Senior Secured Convertible Note Payable in the amount of $3,000,000 along with accrued interest of $17,157. The Company recorded a loss of $695,342 in connection with the conversion of the note.

On March 31, 2022, the Company issued 569,463 Common Shares at $6.50 in connection with the conversion of 136,059 shares of Series A Convertible Preferred Stock.

On April 15, 2022, the Company issued 11,945 Common Shares in connection with the conversion of $300,000 in principal together with $10,562 in accrued interest of a 2021 Series Note held by the then Chief Executive Officer of the Company Dr. Jack Zamora. The Common Shares were issued at $26.00 per share.

On April 15, 2022, the Company issued 796 Common Shares in connection with the conversion of $20,000 in principal together with $704 in accrued interest of a 2021 Series Note. The Common Shares were issued at $26.00 per share.

Stock-Based Compensation

There were no grants of stock purchase options during the nine months ended July 31, 2023.

Activity for the nine months ended July 31, 2022

On March 1, 2022, the Company issued 13,460 stock purchase options to an employee and a consultant to the Company. The options are exercisable at $26.00 per share. Options granted on March 1, 2022, vest as follows 2,306 of the total issued vested at the date of grant, 3,718 of the total issued vest on each anniversary date until fully vested. The options are exercisable for a period of ten years.

On July 6, 2022, the Company issued 192,307 stock purchase options to the newly appointed Chief Executive Officer of the Company. The options are exercisable at $26.00 per share and vest as follows: 38,461 vested at the date of grant and 38,461 vest on each anniversary date so long as the executive remains affiliated with the Company. The options are exercisable for a period of ten years.

Grants during the nine months ended July 31, 2022, were all considered to be non-qualified.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)

The fair value of the options granted during the periods presented, was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	July 31, 2023	July 31, 2022
Risk-free interest rate	-	1.67%-2.99%
Dividend yield	-	0.00
Volatility factor	-	195%-198%
Weighted average expected life	-	10

The table below presents option activity for the nine months ended July 31, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	1,085,769	$8.18	7.56	$1,395,000
Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	2,675,000
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.9)	(2,247,140)
Balance at July 31, 2022	1,124,076	$8.40	7.89	$19,420,800

Balance at October 31, 2022	1,124,076	10.79	7.64	19,873,680
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	(1,922)	(4.94)	(6.42)	-
Balance at July 31, 2023	1,122,154	$10.80	6.89	$19,873,680

Stock based compensation expense related to options for the three and nine months ended July 31, 2023 and 2022 amounted to $386,616 and $902,688, and $1,258,797 and $1,804,087 respectively. As of July 31, 2023 and October 31, 2022, 808,000 and 734,666 options were exercisable, respectively. Unrecognized compensation expense related to outstanding options amounted to $3,897,397 and $5,072,280 as of July 31, 2023 and October 31, 2022, respectively.

Warrants

During the nine months ended July 31, 2023 and 2022 the Company did not issue any warrants.

A summary of the Company’s common stock underlying the outstanding warrants as of July 31, 2023 and July 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding – October 31, 2021	523,300	$19.50	3.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	-	-	-
Warrants B – Expired during the period	-	-	-
Outstanding – July 31, 2022	523,300	$19.50	2.57

Outstanding at October 31, 2022	523,300	19.50	2.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(74,623)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding – July 31, 2023	448,677	$20.58	1.89

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JULY 31, 2023 AND 2022

(UNAUDITED)

NOTE 8 - STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 5,000,000 shares of $0.001 par value Preferred Stock, of which 250,000 were designated as Series A Convertible Preferred Shares. As of October 31, 2022 and 2021, 0 and 136,059 shares of Series A Convertible Preferred Stock were issued and outstanding.

The following is a summary of the rights and preferences of the Series A Convertible Preferred Stock.

Liquidation preferences shall mean $25 per share, subordinate to the stated value of the outstanding shares of preferred stock ranking senior to the Series A Convertible Preferred Stock and senior to the rights of the holders of common stock.

The holders of the Series A Convertible Preferred Stock were entitled to cumulative dividends at the annual rate of 8% based on the Stated Value per share, payable on the maturity date, which was five years from the date of issuance. Dividends are payable in the form of shares of common stock valued at $6.50 per share.

The number of shares of common stock into which the Series A Convertible Preferred A Stock were convertible is determined by dividing (A) the sum of (i) the stated value of $25 per share, plus (ii) all accrued but unpaid dividends, by (B) the conversion price of $6.50 per share. The Series A Convertible Preferred Shares was convertible at the discretion of the holder or automatically if the trading price of the common stock into which the Series A Convertible Preferred Shares were convertible equaled or exceeded 200% of the conversion price as in effect for ten or more consecutive trading days.

The holders of the Series A Convertible Preferred Stock had the right to vote on any matters presented to the stockholders at any regular or special meeting of the stockholders of the Company.

The Series A Convertible Preferred Shares were issued as part of a unit, each unit containing 2,000 shares of Series A Convertible Preferred Stock, a Class A Warrant to purchase up to 3,846 shares of Common Stock, exercisable for three years at an exercise price of $13.00 per share, and a Class B Warrant to purchase up to 3,846 shares of Common Stock, exercisable for five years at an exercise price of $26.00 per share (see warrants as described further below).

Activity for the year ended October 31, 2022

On March 31, 2022, the holders of all 136,059 shares of outstanding Series A Convertible Preferred Stock converted those shares and all accrued but unpaid dividends into 569,463 shares of Common Stock of the Company. As of October 31, 2022, there were no Series A Convertible Preferred Shares outstanding.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Activity for the fiscal year ended October 31, 2021

During the fiscal year ended October 31, 2021, the Company sold 71,600 Series A Convertible Preferred Shares for net proceeds of $1,790,000. The shares were sold through a private placement of 35.8 units. Each unit was priced at $50,000 and consisted of 2,000 shares of Series A Convertible Preferred Stock, a Class A Warrant to purchase up to 3,846 shares of Common Stock, exercisable for three years at an exercise price of $13.00 per share, and a Class B Warrant to purchase up to 3,846 shares of Common Stock, exercisable for five years at an exercise price of $26.00 per share (see warrants as described further below).

On October 22, 2021, the Company issued 8,000 Preferred A Shares to a former stockholder of Fitore in exchange for the extinguishment of a $200,000 note payable. The note had been issued in connection with the acquisition of Fitore (Note 4).

On October 31, 2021, the Company issued 3,459 Preferred A Shares to the Chief Executive Officer of the Company in exchange for the forgiveness of $86,464 of advances to the Company.

On August 1, 2021, the Company issued 12,000 Series A Convertible Preferred Shares to four former stockholders as consideration for the acquisition of Fitore (Note 4).

In connection with the sale of the Series A Convertible Preferred Shares, the Company determined that there was an embedded conversion feature associated with the preferred shares. The total intrinsic value of the beneficial conversion feature was determined to be approximately $930,577. For the years ended October 31, 2022 and 2021, $793,175 and $110,938, respectively, was recorded as deemed dividends.

Dividend

The holders of the Series A Convertible Preferred Shares were entitled to receive dividends at an annual rate of 8% based on the stated value per share, payable when declared by the issuance of Company common stock at $6.50 per share. Dividends were cumulative from the date of the final closing of the private placement, whether or not, in any dividend period or periods, the Company has assets legally available for the payment of such dividends. Accumulations of dividends on shares of Series A Convertible Preferred Shares do not bear interest. Dividends are payable upon declaration by the Board of Directors. All accrued but unpaid dividends were paid when the Preferred Stock was converted.

Cumulative dividends earned as of October 31, 2022 and 2021 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2020	11	$48,516
Issued	24	124,980
Balance at October 31, 2021	35	173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-

Common Stock

As of October 31, 2022, the Company had authorized 19,230,770 shares of $0.001 par value common stock. As of October 31, 2022 and 2021, 4,430,545 and 3,705,107 shares were issued and outstanding, respectively.

Activity for the year ended October 31, 2022

On February 22, 2022, the Company issued 142,788 shares at $26.00 in connection with the conversion of the Senior Secured Convertible Note Payable in the amount of $3,000,000 along with accrued interest of $17,158 and $695,342 in unearned interest through the term of the note. The Company recorded a loss of $695,342 in connection with the conversion of the note.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

On March 31, 2022, the Company issued 569,463 shares in connection with the conversion of 136,059 shares of Series A Convertible Preferred Stock.

On April 15, 2022, the Company issued 11,944 shares in connection with the conversion of $300,000 in principal together with $10,562 in accrued interest of a 2021 Series Note held by the then Chief Executive Officer of the Company. The shares were issued at $26.00 per share.

On April 15, 2022, the Company issued 796 shares in connection with the conversion of $20,000 in principal together with $704 in accrued interest of a 2021 Series Note. The shares were issued at $26.00 per share.

Activity during the year ended October 31, 2021

On October 10, 2021, the Company issued 888,661 shares in connection with the conversion of $316,027 in principal and $110,035 in accrued interest of the Company’s 10% Convertible Promissory Notes and $555,000 in principal and $174,197 accrued interest of the Company’s 10% Convertible Promissory Notes - Related Party. The shares were valued at $1.30 per share, the stated conversion rate contained in the notes, and no gain or loss was recorded.

On September 1, 2021, the Company issued 2,884 shares valued at $14,250 in connection with the execution of a release and settlement agreement.

On August 1, 2021, the Company issued 1,038,461 shares in connection with the acquisitions of Fitore and Infinivive. (Note 4)

The Company valued shares issued in connection with transactions occurring on August 1, 2021 and subsequent at $4.94 per share, based on a valuation analysis performed in connection with ASC 805 (Note 4). Common share transactions occurring for the period November 1, 2020 through October 8, 2021 were valued at the then estimated market values of the respective shares issued.

Stock-Based Compensation

Activity for the year ended October 31, 2022

On March 1, 2022, the Company issued 13,461 stock purchase options to an employee and a consultant to the Company. The options are exercisable at $26.00 per share and vest as follows: 2,307 vested at the date of grant and 1,858 vest on each anniversary date so long as the individuals continue providing service to the Company. The options are exercisable for a period of ten years.

On July 6, 2022, the Company issued 192,307 stock purchase options to the newly appointed Chief Executive Officer of the Company. The options are exercisable at $26.00 per share and vest as follows: 38,461 vested at the date of grant and 38,461 vest on each anniversary date so long as the executive remains affiliated with the Company. The options are exercisable for a period of ten years.

Activity for the year ended October 31, 2021

On November 30, 2020, the Company issued 115,384 stock purchase options to officers of the Company. The options are exercisable at $13.00 per share and vest 20% on each anniversary date thereafter so long as the individuals remain affiliated with the Company. The options are exercisable for a period of ten years.

On November 30, 2020, the Company issued 38,461 stock purchase options to an officer of the Company. The options are exercisable at $13.00 per share and were to vest 20% on each anniversary date thereafter until fully vested. The options were exercisable for a period of ten years. The officer was separated from the Company in February 2021. The Board of Directors of the Company approved the retention of the options by the officer under the tenor of a consulting agreement, the remaining unvested portion of the options were vested immediately.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

On December 1, 2020, the Company issued 192,307 stock purchase options to the then Chief Executive Officer of the Company. The options are exercisable at $13.00 per share. In connection with the executive’s separation from the Company (See Note 10), 153,846 of these options were forfeited. The options are exercisable for a period of ten years.

On February 1, 2021, the Company issued 19,230 stock purchase options to a then consultant to the Company. The options are exercisable at $13.00 per share and vest 20% on each anniversary following the date of grant so long as the consultant remains affiliated with the Company.

On August 1, 2021, the Company issued 76,923 stock purchase options in connection with the execution of two employment agreements. The options are exercisable at $13.00 per share and vest 20% on each anniversary following the date of grant so long as the individuals remain affiliated with the Company. The options are exercisable for a period of ten years.

On August 1, 2021, the Company issued 769 stock purchase options to an employee of the Company. The options are exercisable at $10.40 per share. These options vest 33% on each anniversary date from the date of grant so long as the individual remains affiliated with the Company and are exercisable for ten years.

On October 1, 2021, the Company issued 100,769 stock purchase options to employees and an officer of the Company. All of the foregoing options vest 20% on each anniversary date of the date of grant so long as the individuals remain affiliated with the Company and are exercisable at a price of $13.00 per share for a period of ten years.

On October 1, 2021, the Company issued 38,461 options to a member of the Board of Directors of the Company The options are exercisable at $13.00 per share. These options vest 19,230 on the date of grant, 4,807, 4,807 and 9,615 on each of the three successive anniversary dates so long as the individual remains affiliated with the Company and are exercisable for ten years.

Also on October 1, 2021, the Company issued 4,615 options to two consultants to the Company. The options are exercisable at $13.00 per share, vest 1,153 on the date of grant and 1,153 on each anniversary of the date of grant and are exercisable for ten years.

Grants during the years ended October 31, 2022 and 2021 are all considered to be non-qualified.

The fair value of the options granted during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2022	October 31, 2021
Risk-free interest rate	1.67%-2.99	0.62%-1.26%
Dividend yield	0.00	0.00
Volatility factor	195%-198%	198.47%-227.05%
Weighted average expected life	10	8.16

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

The table below presents option activity for the years ended October 31, 2022 and 2021:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2020	498,846	$2.60	6.85	$-
Options exercised	-	-	-	-
Options granted	586,923	12.74	7.97	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at October 31, 2021	1,085,769	8.18	7.56	1,395,000

Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	-
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.90)	(2,247,140)
Balance at October 31, 2022	1,124,076	$10.79	7.64	$19,873,680

Stock based compensation expense related to options for the years ended October 31, 2022 and 2021 amounted to $2,197,597 and $2,040,617, respectively. As of October 31, 2022 and 2021, 734,666 and 474,230 options were exercisable, respectively. Unrecognized compensation expense related to outstanding options amounted to $5,072,280 and $3,548,662 as of October 31, 2022 and 2021, respectively.

Warrants

During the year ended October 31, 2022, the Company did not issue any warrants.

Activity for the year ended October 31, 2021

In connection with the issuances of Series A Preferred Stock Units during the year ended October 31, 2021, the Company issued Class A warrants to purchase up to 175,881 shares of Common Stock and Class B warrants to purchase up to 175,881 shares of Common Stock. The series A warrants are exercisable as of the date of grant at $13.00 cents per share for a period of three years from the date, of grant. The Series B warrants are exercisable as of the date of grant at $26.00 per share for a period of five years.

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding - October 31, 2020	157,690	$19.50	4.32
Warrants A - Granted during the period	182,805	13.00	2.45
Warrants B - Granted during the period	182,805	26.00	.53
Outstanding - October 31, 2021	523,300	19.50	3.32
Warrants A - Granted during the period	-	-	-
Warrants B - Granted during the period	-	-	-
Outstanding - October 31, 2022	523,300	$19.50	2.32

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021